Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2018 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 188,267
The effect of adoption of IFRS 9	23,125
The effect of adoption of IFRS 15	1,858
Additional provisions	2,762
Amounts used	(29,467)
Unused amounts reversed	(9,993)
Amortization of discount and effect of change in discount rate	(135)
Others	5
Ending balance	176,422
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	145,179
Amounts used	(21,803)
Amortization of discount and effect of change in discount rate	(212)
Ending balance	123,164
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	68,071
Additional provisions	2,762
Amounts used	(7,664)
Unused amounts reversed	(9,993)
Amortization of discount and effect of change in discount rate	77
Others	5
Ending balance	¥ 53,258